Cash and Cash Equivalents (Details) - Schedule of Disclosure of Savings Account - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of Disclosure of Savings Account [Line Items]
Cash on hand		S/ 936	S/ 996
Remittances in-transit		2,222	2,340
Bank accounts
Bank accounts		367,240	286,392
Escrow account (b)
Escrow account	[1]	586,780	610,440
Total Cash and Cash equivalents		957,178	900,168
Current accounts [Member]
Bank accounts
Bank accounts		142,029	161,227
Banco de la Nacion [Member]
Bank accounts
Bank accounts		19,847	20,862
Savings deposits and mutual funds [Member]
Bank accounts
Bank accounts		62	9,038
Time deposits [Member]
Bank accounts
Bank accounts	[2]	205,302	95,265
Operational funds [Member]
Escrow account (b)
Escrow account	[1]	261,001	298,435
Reserve funds [Member]
Escrow account (b)
Escrow account	[1]	163,939	144,737
Consortium funds [Member]
Escrow account (b)
Escrow account	[1]	78,589	122,088
Guarantee funds [Member]
Escrow account (b)
Escrow account	[1]	S/ 83,251	S/ 45,180

[1]	The Corporation maintains trust accounts in local and foreign banks classified as: i) operating funds and consortium funds that are for the exclusive use of projects; and ii) reserve and guarantee funds that are intended to meet the payment of bonds issued and other obligations of the Corporation.
[2]	Time deposits have maturities less than 90 days and may be renewed upon maturity. These deposits earn interest that fluctuates between 0.26% and 1.75%.